Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	₱ 15,127	₱ 12,868
Gross amounts of recognized financial assets set-off in the statement of financial position	11,628	6,907
Net amount presented in the statement of financial position	3,499	5,961
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	6,882	8,536
Gross amounts of recognized financial assets set-off in the statement of financial position	3,576	2,957
Net amount presented in the statement of financial position	3,306	5,579
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	8,245	4,332
Gross amounts of recognized financial assets set-off in the statement of financial position	8,052	3,950
Net amount presented in the statement of financial position	193	382
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial liabilities	74,746	61,646
Gross amounts of recognized financial liabilities set-off in the statement of financial position	2,612	4,967
Net amount presented in the statement of financial position	72,134	56,679
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial liabilities	69,144	54,220
Gross amounts of recognized financial liabilities set-off in the statement of financial position	45	24
Net amount presented in the statement of financial position	69,099	54,196
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and other customers [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial liabilities	5,602	7,426
Gross amounts of recognized financial liabilities set-off in the statement of financial position	2,567	4,943
Net amount presented in the statement of financial position	₱ 3,035	₱ 2,483